Balances and transactions with related parties:	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
Note 15 - Balances and transactions with related parties:

In 2007, an agreement was entered into by Grupo Aeroportuario del Sureste, S. A. B. de C. V., individual (GAS) and subsidiaries whereby GAS, being jointly liable for the obligations of each of the concessions of the subsidiaries, is able to contribute to the rehabilitation of its finances. The contributions are for the compliance of the commitments established in the Master Development Plan and are made with the objective of fulfilling the operating expenses and investments of the subsidiaries that they cannot pay on their own. In accordance with said agreement, the subsidiaries are obligated to perform a monthly payment to GAS based on its economic capabilities and the financial requirements of the subsidiaries. These transactions have been eliminated from these consolidated financial statements.

In 2008, an agreement between GAS and the subsidiaries was made for use of licenses and trademarks, whereby GAS agrees to the payment of a fee for annual royalties, provided that they have positive financial results and sufficient funding so as not to affect compliance with the investment commitments set forth in the Master Development Plan. The respective compensation will be determined by applying a percentage to the gross income without including the interest in subsidiaries, financial products and exchange gains. This contract has a duration of 10 years, counted as of the signing thereof.

In 2008, the airports of the Company and Cancún Airport Services, S. A. de C. V. entered into a lease agreement in order for the latter to operate, administer and lease the commercial spaces that were granted by the Airports.

The above contracts are related party contracts that have been eliminated in the consolidated financial statements.

15.1) Balances receivable and payable

At December 31, 2016 and 2017, respectively, the balances receivable from (payable to) related parties shown in the consolidated statement of financial position are comprised as follows:

	2016		2017
Accounts receivable:
(*) Aerostar (joint venture/loan) (Notes 6)	Ps	1,886,546	Ps
Autobuses de Oriente ADO, S. A. de C. V. (Shareholder/services)				47
Autobuses Golfo Pacífico, S. A. de C. V. (Shareholder/services)				390

	Ps	1,886,546	Ps	437
(**) Accounts payable and accumulated expenses (Note 10):
Inversiones y Técnicas Aeroportuarias, S. A. de C. V.
(Shareholder/technical assistance)	Ps	(71,837)	Ps	(82,771)
CAH Colombia, S. A. (Shareholder/technical assistance)				(4,133)
Lava Tap de Chiapas, S. A. de C. V.
(Key Management personnel/services)		(338)		(1,047)

		(71,725)		(87,951)

Net	Ps	1,814,821	Ps	(87,514)

(*)
At December 31, 2016, the amount of the loan were Ps.1,874,129 plus Ps12,417 due to interest accrued on the year. In 2016 and 2017 the capital was paid in the amount of Ps.325,693 and Ps.304,564, respectively.

(**)	These are accounts with terms of less than one year under similar market conditions.

15.2) Transactions with related parties

At December 31, 2015, 2016 and 2017, the following transactions were held with related parties, which were set at the same prices and conditions as those that would have been used in comparable operations by third parties:

	2015		2016		2017
Commercial income:
Autobuses de Oriente, S. A. de C. V. (Stockholder)	Ps	8,274	Ps	9,615	Ps	11,770
Autobuses Golfo Pacífico, S. A. de C. V. (Stockholder)		5,560		5,947		6,382
Coordinados de Mexico de Oriente, S. A. de C. V.
(Stockholder)		141		134		139

Interest income:
Aerostar (joint venture) (Note 8)		65,705		83,483		69,202

Expenses:
Stockholders:
Technical assistance (Note 13.4)		(239,175)		(288,111)		(346,487)

Related parties:
Administrative services
Leasing		(4,084)		(4,825)		(5,019)
Cleaning services		(9,084)		(9,541)		(10,239)
Other		(1,006)		(2,473)		(598)

15.3) Compensation of key personnel

Key personnel include directors, members of the Steering Committee, and Committees. In the years ended on December 31, 2015, 2016 and 2017, the Company granted the following benefits to the key Management personnel, the Steering Committee and the different Company Committees:

	2015		2016		2017

Short term salaries and other benefits paid to key
Personnel	Ps	34,693	Ps	40,062	Ps	84,642

Fees paid to the Board of Directors and Committees		5,975		4,766		4,974

(*)
In 2017, includes cost of Ps.34,879 and Ps.3,268, respectively by key personnel of directors of Aerostar and Airplan, who as of June 1, 2017 and October 19, 2017, respectively, were consolidated into the Company.

15.4) Technical assistance agreement

With regard to the sale of series BB shares to Inversiones y Técnicas Aeroportuarias, S. A. de C. V., (ITA) held in 1998, the Company signed a technical assistance agreement with ITA, whereby the latter Company and its stockholders agreed to provide Management and consulting services and transfer knowledge and experience in the industry and technology to the Company in exchange for compensation.
The agreement is for an initial term of 15 years and renews automatically for subsequent five year periods, unless one of the parties issues the other a cancellation notice within a determined term prior to the programmed expiration date. The Company can only exercise its termination right through a resolution of the Shareholders. ITA began to provide its services under said contract on April 19, 1999.

In accordance with the contract, the Company agreed to pay an annual compensation equivalent to the higher of a fixed amount or 5% of the consolidated income of the Company before deducting the compensation for technical assistance and before the comprehensive financial result, IT, depreciation and amortization, determined in accordance with financial reporting standards applicable in Mexico. Beginning in 2003, the minimum fixed amount is of USD2 million (Ps41.2 million pesos).

The minimum fixed amount will increase annually by the inflation rate of the United States plus the added value tax over the amount of the payment. The Company entered into an amendment agreement for technical assistance and the transfer of knowledge, which establishes that the compensation will be paid on a quarterly basis beginning in January 1, 2008, and that such payments are to be deducted from the annual compensation.

At December 31, 2015, 2016 and 2017, the expenses for technical assistance amounted to Ps.239,175 Ps288,111 and Ps.344,487, respectively. ITA also has the right to refund the expenses incurred during the provision of the services specified in the agreement. The ITA BB series shares were put in a trust in order to ensure compliance with the technical assistance agreement, among other things.